RELATED PARTIES - Balances of related parties' transactions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Accounts receivable, non-current	₽ 5,000	₽ 5,209
Accounts receivable, related parties	2,287	8,980
Total non-current assets	13,802	13,063
Total current assets	13,783	15,992
TOTAL ASSETS FROM RELATED PARTIES	27,585	29,055
Accounts payable, related parties	4,107	3,146
Total non-current liabilities	5,471	5,002
Total current liabilities	73,590	57,924
TOTAL LIABILITIES TO RELATED PARTIES	79,061	62,926
Sistema's subsidiaries
RELATED PARTIES
Property, plant and equipment	1,347	1,096
Other investments	117	370
Accounts receivable, non-current	5,000	5,209
Bank loans to customers - non-current	1,179	1,480
Accounts receivable, related parties	1,255	4,571
Bank loans to customers - current	820	3
Short-term investments	2,377	3
Cash and cash equivalents	1,311	321
Other financial assets	300	461
Other assets	1,059	1,518
Lease obligations	3,968	4,801
Accounts payable, related parties	2,756	1,631
Lease obligations	551	724
Bank deposits and liabilities, current	22,312	10,752
Sistema's associates
RELATED PARTIES
Bank loans to customers - non-current	2,587	1,376
Bank loans to customers - current	2,078	2,819
Accounts payable, related parties	632	958
Bank deposits and liabilities, current	9,163	2,689
The Group's associates
RELATED PARTIES
Other investments	625	159
Accounts receivable, related parties	911	1,397
Accounts payable, related parties	711	553
Borrowings	2,129	1,776
Sistema, parent company
RELATED PARTIES
Accounts receivable, related parties		2,829
Short-term investments	1,443
Other financial assets	1,829	1,831
Bank deposits and liabilities, current	2,042	3,218
Key management personnel of the Group and its parent
RELATED PARTIES
Bank loans to customers - current	87	48
Bank deposits and liabilities	1,433	124
Bank deposits and liabilities, current	32,886	34,708
Other related parties
RELATED PARTIES
Other investments	2
Deferred Other related parties
RELATED PARTIES
Property, plant and equipment	34	13
Accounts receivable, related parties	121	183
Other financial assets	109
Other assets	83	8
Lease obligations	70	77
Accounts payable, related parties	8	4
Borrowings	11	16
Lease obligations	13	14
Bank deposits and liabilities, current	376	881
Gross Book Value | Sistema's subsidiaries
RELATED PARTIES
Right-of-use assets	4,432	4,845
Gross Book Value | Deferred Other related parties
RELATED PARTIES
Right-of-use assets	111	112
Accumulated Depreciation | Sistema's subsidiaries
RELATED PARTIES
Right-of-use assets	(1,586)	(1,580)
Accumulated Depreciation | Deferred Other related parties
RELATED PARTIES
Right-of-use assets	₽ (46)	₽ (17)